Cover Page	Jun. 25, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jun. 25, 2020
Entity Registrant Name	LendingClub Corporation
Entity File Number	001-36771
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0605731
Entity Address, Address Line One	595 Market Street, Suite 200,
Entity Address, City or Town	San Francisco,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(415)
Local Phone Number	632-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	LC
Security Exchange Name	NYSE
Entity Central Index Key	0001409970
Amendment Flag	false